Summary of Range of Exercise Prices (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Awards outstanding	10,718,672
Weighted average exercise price	$ 56.88
Awards exercisable	4,352,249
Weighted average exercise price	$ 50.58
Range 1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, lower range	$ 0.00
Range of exercise prices, upper range	$ 0.01
Awards outstanding	513,108
Awards exercisable	3,446
Range 2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, lower range	$ 40.01
Range of exercise prices, upper range	$ 50.00
Awards outstanding	3,856,250
Weighted average exercise price	$ 45.69
Awards exercisable	2,254,496
Weighted average exercise price	$ 45.54
Range 3
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, lower range	$ 50.01
Range of exercise prices, upper range	$ 60.00
Awards outstanding	1,868,878
Weighted average exercise price	$ 52.43
Awards exercisable	1,453,292
Weighted average exercise price	$ 52.47
Range 4
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, lower range	$ 60.01
Range of exercise prices, upper range	$ 70.00
Awards outstanding	1,993,936
Weighted average exercise price	$ 64.40
Awards exercisable	621,015
Weighted average exercise price	$ 64.04
Range 5
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, lower range	$ 70.01
Range of exercise prices, upper range	$ 80.00
Awards outstanding	397,500
Weighted average exercise price	$ 74.20
Awards exercisable	20,000
Weighted average exercise price	$ 72.52
Range 6
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, lower range	$ 80.01
Range of exercise prices, upper range	$ 90.00
Awards outstanding	2,089,000
Weighted average exercise price	$ 85.01